COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2014 USD ($)
Pathumthani, Thailand [Member]
Annual rent	$ 7,500
Bangkok, Thailand [Member]
Annual rent	21,000
London, United Kingdom [Member]
Annual rent	$ 300